Short-term investments (Tables)	12 Months Ended
Dec. 31, 2023
Short-term investments
Schedule of Short-term Investments

	December 31, 2022
	US$
	Fair		Unrealized
	value	Cost	loss in profit and loss
Level 1
Equity securities with readily determinable fair value	11,049,675	13,793,189	(2,743,514)
Investment product with readily determinable fair value	943,254	3,099,771	(2,156,517)
Total	11,992,929	16,892,960	(4,900,031)

	December 31, 2023
	US$
	Fair		Unrealized
	value	Cost	loss in profit and loss
Level 1
Equity securities with readily determinable fair value	3,996,130	6,119,697	(2,123,567)
Investment product with readily determinable fair value	1,426,134	1,411,891	14,243
Total	5,422,264	7,531,588	(2,109,324)